Critical accounting estimates and key judgements	12 Months Ended
Mar. 31, 2020
Critical Accounting Estimates And Key Judgements [Abstract]
Critical accounting estimates and key judgements
Critical accounting estimates and key judgements
The preparation of financial statements in conformity with IFRS requires the use of accounting estimates and assumptions. It also requires management to exercise its judgement in the process of applying our accounting policies. We continually evaluate our estimates, assumptions and judgements based on available information and experience. As the use of estimates is inherent in financial reporting, actual results could differ from these estimates. Management has discussed its critical accounting estimates and associated disclosures with the Audit and Risk Committee. The areas involving a higher degree of judgement or complexity are described in the applicable notes to the financial statements. Critical accounting estimates and key judgements can be identified throughout the notes by the following symbol .
We have the following critical accounting estimates (E) and key judgements (J):

–	Current and deferred income tax, see note 10 (E, J).

–	Goodwill impairment, see note 13 (E, J).

–	Government grants relating to Building Digital UK (BDUK) contracts, see note 14 (J).

–	Reasonable certainty and determination of lease terms, see note 15 (J).

–	Provisions and contingent liabilities, see note 19 (E, J).

–	Pension obligations, see note 20 (E, J).

Judgements made in assessing the impact of Covid-19 on the financial statements
We have exercised judgement in evaluating the impact of Covid-19 on the financial statements. A number of areas have been recognised as being potentially affected. These are identified throughout the notes by the following symbol .

–	The impact on our contract loss provisions, see notes 5, 19 & 31.

–	Impairment of contract assets, see note 5.

–	One-off charges arising from Covid-19 meeting the criteria for classification as specific items, see note 9.

–	Impact on future cash flows included within our value in use calculations used in impairment assessments, see note 13.

–	Impact on reasonable certainty used in determining the lease term, see note 15.

–	Retirement benefit plans, see note 20.

–	Programme rights assets and commitments affected by postponement or cancellation of events, see notes 16 & 31.

–	Assumptions within our expected credit losses on trade receivables, see note 17.

–	Impact on hedge effectiveness for any cash flow hedges if cash flows are no longer ‘highly probable’, see note 28.

–	Contingent liabilities, see note 31.